Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and Equipment consists of the following:

	September 30, 2016	June 30, 2016

Leasehold Improvements	$2,261	$2,261
Furniture and Fixtures	588	588
Computer Equipment	456	456
Software	164	164
Total	3,469	3,469
Accumulated Depreciation and Amortization	(2,132)	(2,055)
Property and Equipment, net	$1,337	$1,414

Property and Equipment consists of the following:

Description	June 30, 2016	June 30, 2015

Leasehold Improvements	$2,261	$2,886
Furniture and Fixtures	588	588
Computer Equipment	456	458
Software	164	5
Total	3,469	3,937
Accumulated Depreciation and Amortization	(2,055)	(1,603)
Property and Equipment, net	$1,414	$2,334